FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Net Assets Under Administration Off the Balance Sheet (Details) - PEN (S/) S/ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net Assets [Abstract]
Assigned value of the financial assets	S/ 139,191	S/ 127,552
Investment Funds and Mutual Funds [Member]
Net Assets [Abstract]
Assigned value of the financial assets	69,264	53,365
Equity Managed [Member]
Net Assets [Abstract]
Assigned value of the financial assets	35,062	28,768
Pension Funds [Member]
Net Assets [Abstract]
Assigned value of the financial assets	30,596	40,024
Bank Trusts [Member]
Net Assets [Abstract]
Assigned value of the financial assets	S/ 4,269	S/ 5,395